As filed with the Securities and Exchange	Registration No. 333-28679
Commission on December 19, 2013	Registration No. 811-05626

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 59	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[X]
(Check appropriate box or boxes.)

SEPARATE ACCOUNT B
(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including Area Code: (610) 425-3400

Nicholas Morinigo, Esq.
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478
(610) 425-3447

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ X ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts

PARTS A and B

EXPLANATORY NOTE: Each of the Prospectus and Statement of Additional Information, dated May
1, 2013 and as supplemented, is incorporated into Parts A and B, respectively, of this amendment by reference to Post-Effective Amendment No. 58 to this Registration Statement, as filed on April 8, 2013
(Accession No. 0000836687-13-000091). This amendment further supplements the prospectus and does not otherwise delete, amend, or supersede any other information in this registration statement, as previously amended, including exhibits and undertaking.

SUPPLEMENT Dated December 19, 2013
To the Current Prospectus For:

ING GoldenSelect Opportunities

Issued by ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our
Customer Service Center at 1-800-366-0066.

IMPORTANT INFORMATION REGARDING UPCOMING INVESTMENT PORTFOLIO CHANGES

Please note: The following information only affects you if you currently invest in or plan to invest subaccount that corresponds to the investment portfolios referenced below.

CHANGES TO THE ING PIMCO HIGH YIELD PORTFOLIO

Effective on or about the close of business on February 4, 2014:

The ING PIMCO High Yield Portfolio will:
· Change its name to ING High Yield Portfolio;
· Change its investment subadviser to ING Investment Management Co. LLC; and
· Change its investment objective to “Seeks to provide investors with a high level of current income and total return.”

As of the date noted above, all references in the prospectus are updated accordingly.

REORGANIZATIONS OF INVESTMENT PORTFOLIOS

The Board of Trustees of ING Investors Trust has approved separate proposals to reorganize the following “Merging Portfolios” with and into the following “Surviving Portfolios.” The proposed reorganizations are subject to approval by the shareholders of each Merging Portfolio. If shareholder approval is obtained, it is expected each reorganization will be effective on or about the close of business on the Merger Date shown below.

Merging Portfolios	Surviving Portfolios	Merger Date
ING Intermediate Bond Portfolio
ING Bond Portfolio	(Class S) [1]	March 14, 2014
ING American Funds International	ING International Index Portfolio
Portfolio	(Class ADV)	March 14, 2014
ING American Funds Asset Allocation	ING Invesco Equity and Income Portfolio
Portfolio	(Class S2) [2]	March 14, 2014
ING American Funds World Allocation	ING Global Perspectives Portfolio
Portfolio (Class S)	(Class ADV) [2]	March 14, 2014
ING PIMCO Total Return Bond Portfolio	ING Intermediate Bond Portfolio
(Class S2)[3]	(Class S) [1]	March 21, 2014

[1] The ING Intermediate Bond Portfolio is designated as a Fixed Allocation Fund and is also the default Fixed
Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.
[2] These Portfolios are designated as Accepted Funds.
[3] The ING PIMCO Total Return Bond Portfolio is designated as a Fixed Allocation Fund.

X.GSOPP-13	Page 1 of 2	December 2013

Prior to the reorganization, the ING PIMCO Total Return Bond Portfolio will be renamed the ING Total
Return Bond Portfolio and change its investment subadviser to ING Investment Management Co. LLC effective on or about the close of business on February 4, 2014.

On the effective reorganization dates noted above, a shareholder of each given Merging Portfolio will become a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the corresponding Surviving Portfolio having equal aggregate value as shares of the Merging
Portfolio, and the Merging Portfolio will no longer be available under the contract.

Prior to the reorganizations, you may reallocate your contract value in each Merging Portfolio to another investment portfolio or fixed option currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in each Merging Portfolio on the reorganization date will be placed in the corresponding Surviving Portfolio. Unless you provide us with alternative allocation instructions, after the reorganization date all future allocations directed to a given Merging Portfolio will be automatically allocated to the corresponding Surviving Portfolio. You may provide alternative instructions by calling our Customer Service Center.

As of the dates noted above, all references in the prospectus to the Merging Portfolios are deleted. For more information, or information related to Investment Option Restrictions, please refer to your prospectus or call our Customer Service Center.

ADDITIONAL INVESTMENT PORTFOLIO CHANGES

1.	Effective on or about the close of business on February 7, 2014, the ING JP Morgan Mid Cap
Value Portfolio will be closed to new investments including any transfers from other investment options.

2.	Effective on or about the close of business on February 7, 2014, the following portfolio will be added as an available investment option and designated as an Accepted Fund under your contract:
ING Global Perspectives Portfolio (Class ADV)
Investment Objective: Seeks total return.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management Co. LLC

3.	Effective on or about the close of business on February 7, 2014, Class S of the following investment portfolios will be closed to new investments including any transfers from other investment options and the following share class will become available for investment under your contract:

Investment Portfolio	New Share Class
ING International Index Portfolio	Class ADV
ING Invesco Equity and Income Portfolio[1]	Class S2

[1] The ING Invesco Equity and Income Portfolio is designated as an Accepted Fund.

Unless you provide us with alternative allocation instructions, any future allocation directed to a closed portfolio or closed share class will be allocated pro rata among the other available funds you have selected in your allocation instructions, if any. You may provide alternative instructions by contacting our Customer Service Center. All references in the prospectus to information regarding the above investment portfolios are changed accordingly.

X.GSOPP-13	Page 2 of 2	December 2013

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	Financial Statements:
(1)	Incorporated by reference in Part A:
Condensed Financial Information
(2)	Incorporated by reference in Part B:
Condensed Financial Information (Accumulation Unit Values)
Financial Statements of Separate Account B:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2012
	-	Statements of Operations for the year ended December 31, 2012
	-	Statements of Changes in Net Assets for the years ended December 31, 2012 and 2011
	-	Notes to Financial Statements
Financial Statements of ING USA Annuity and Life Insurance Company:
	-	Report of Independent Registered Public Accounting Firm
	-	Balance Sheets as of December 31, 2012 and 2011
	-	Statements of Operations for the years ended December 31, 2012, 2011, and 2010
	-	Statements of Comprehensive Income for the years ended
December 31, 2012, 2011, and 2010
	-	Statements of Changes in Shareholder’s Equity for the years ended December 31,
2012, 2011, and 2010
	-	Statements of Cash Flows for the years ended December 31, 2012, 2011, and 2010
	-	Notes to Financial Statements

(b) Exhibits:

(1)		Resolution of the board of directors of Depositor authorizing the establishment of the
Registrant, incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

(2)		Not Applicable.

(3)	a.	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on
form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-
05626).

	b.	Form of Dealers Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	c.	Organizational Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	d.	Addendum to Organizational Agreement, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	e.	Expense Reimbursement Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	f.	Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-
05626).

	g.	Amendment to the Distribution Agreement between ING USA and Directed Services
Inc., incorporated herein by reference to Post-Effective Amendment No. 26 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 13,
2004 (File Nos. 333-28755, 811-05626).

	h	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between
Directed Services LLC and ING USA Annuity and Life Insurance Company,
incorporated herein by reference to Post-Effective Amendment No. 55 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on April 6, 2011 (File
Nos. 333-28679, 811-05626).

	i.	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between
ING Investment Management LLC and ING USA Annuity and Life Insurance Company,
incorporated herein by reference to Post-Effective Amendment No. 55 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on April 6, 2011 (File
Nos. 333-28679, 811-05626).

(4)	a.	Individual Deferred Combination Variable and Fixed Annuity Contract (GA-IA-1074),
incorporated herein by reference to Post-Effective Amendment No. 7 to a Registration
Statement on Form N-4 for Golden American Life Insurance Company Separate Account
B filed with the Securities and Exchange Commission on October 2, 2000 (File Nos. 333-
28679, 811-5626).

	b.	Group Deferred Combination Variable and Fixed Annuity Contract (GA-MA-1074),
incorporated herein by reference to Post-Effective Amendment No. 7 to a Registration
Statement on Form N-4 for Golden American Life Insurance Company Separate Account
B filed with the Securities and Exchange Commission on October 2, 2000 (File Nos. 333-
28679, 811-5626).

c.	Individual Deferred Variable Annuity Contract (GA-IA-1075), incorporated herein by reference to Post-Effective Amendment No. 7 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on October 2, 2000 (File Nos. 333-28679, 811-
05626).

d.	Deferred Combination Variable and Fixed Annuity Certificate (GA-CA-1074),
incorporated herein by reference to Post-Effective Amendment No. 7 to a Registration
Statement on Form N-4 for Golden American Life Insurance Company Separate Account
B filed with the Securities and Exchange Commission on October 2, 2000 (File Nos. 333-
28679, 811-05626).

e.	Individual Retirement Annuity Rider (GA-RA-1009) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

f.	ROTH Individual Retirement Annuity Rider (GA-RA-1038) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

g.	Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (01/05), incorporated herein by reference to Post-Effective Amendment No. 31 to a Registration Statement on Form
N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about April 20, 2005 (File Nos. 333-
28755, 811-05626).

h.	Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (08-06), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

i.	Minimum Guaranteed Withdrawal Benefit Rider (GA-RA-1048) (01/02), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on
Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-
28679, 811-05626).

j.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING
PrincipalGuard) (GA-RA-1046), incorporated herein by reference to Post-Effective
Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on or about February 13, 2004 (File Nos. 333-28755, 811-05626).

k.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING LifePay) (IU-
RA-3023), incorporated herein by reference to Post-Effective Amendment No. 32 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on August 5,
2005 (File Nos. 333-28755, 811-05626).

l.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint LifePay)
(IU-RA-3029), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-
05626).

m.	Excluded Funds Endorsement (Inforce Riders), incorporated herein by reference to Post-
Effective Amendment No.12 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 23, 2001 (File Nos. 333-28769, 811-05626).

n.	Guaranteed Death Benefit Transfer Endorsement No. 1 (7% Solution Enhanced) (GA-
RA-1044-1) (01/02), incorporated herein by reference to Post-Effective Amendment No.
25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

o.	Guaranteed Death Benefit Transfer Endorsement No. 2 (Ratchet Enhanced) (GA-RA-
1044-2) (10/03), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

p.	Guaranteed Death Benefit Transfer Endorsement No. 3 (Standard) (GA-RA-1044-3)
(01/02), incorporated herein by reference to Post-Effective Amendment No. 25 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on February 13,
2004 (File Nos. 333-28679, 811-05626).

q.	Guaranteed Death Benefit Transfer Endorsement No. 4 (Max 7 Enhanced) (GA-RA-
1044-4) (10/03), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

r.	Guaranteed Death Benefit Transfer Endorsement No. 5 (Base Death Benefit),
incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on February 13, 2004
(File Nos. 333-28679, 811-05626).

s.	Guaranteed Death Benefit Transfer Endorsement No. 6 (Inforce Contracts) (GA-RA-
1044-6) (01/02), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

t.	Earnings Enhancement Death Benefit Rider (GA-RA-1086), incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 24, 2001 (File Nos. 333-28679, 811-
5626).

u.	Simple Retirement Account Rider (GA-RA-1026) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

v.	403(b) Rider (GA-RA-1040), incorporated herein by reference to Post-Effective
Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

w.	Section 72 Rider (GA-RA-1001) (12/94), incorporated herein by reference to
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on May 9, 2006
(File Nos. 333-133944, 811-05626).

x.	Section 72 Rider (GA-RA-1002) (12/94), incorporated herein by reference to
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on May 9, 2006
(File Nos. 333-133944, 811-05626).

y.	Nursing Home Waiver for Group Certificates (GA-RA-1003) (12/94), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

z.	Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12/94), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

aa.	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING LifePay
Plus)(IU-RA-3061), incorporated herein by reference to Post-Effective Amendment No.
40 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
July 25, 2007 (File Nos. 333-28679, 811-05626).

bb.	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint
LifePay Plus) (IU-RA-3062), incorporated herein by reference to Post-Effective
Amendment No. 40 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on July 25, 2007 (File Nos. 333-28679, 811-05626).

cc.	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING
LifePay Plus) (IU-RA-3077),incorporated herein by reference to Post-Effective
Amendment No. 43 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 7, 2008 (File Nos. 333-28755, 811-05626).

	dd.	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING
Joint LifePay Plus) (IU-RA-3078), incorporated herein by reference to Post-Effective
Amendment No. 43 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 7, 2008 (File Nos. 333-28755, 811-05626).

	ee.	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING
LifePay Plus) (IU-RA-4010) (05-01-2009), incorporated herein by reference to Post-
Effective Amendment No. 50 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 2009 (File Nos. 333-28679, 811-05626).

	ff.	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING
Joint LifePay Plus) (IU-RA-4011) (05-01-2009), incorporated herein by reference to
Post-Effective Amendment No. 50 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 2009 (File Nos. 333-28679, 811-05626).

(5)	a.	Deferred Variable Annuity Application, incorporated herein by reference to Post-
Effective Amendment No. 34 to a Registration Statement on Form N-4 for Variable
Annuity Account C of ING Life Insurance and Annuity Company as filed with the
Securities and Exchange Commission on October 26, 2005 (File Nos. 333-28755, 811-
05626).

	b.	Group Deferred Combination Variable and Fixed Annuity Enrollment Form,
incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on January 27, 2000 (File
Nos. 333-28679, 811-05626).

	c.	Deferred Variable Annuity Application (137098) (08-21-2006), incorporated herein by reference to Post-Effective Amendment No. 37 to a Registration Statement on Form N-4
for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on August 21, 2006 (File Nos. 333-28679, 811-
05626).

	d.	Deferred Variable Annuity Application (137098) (04-28-2008), incorporated herein by reference to Post-Effective Amendment No. 43 to a Registration Statement on Form N-4
for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 7, 2008 (File Nos. 333-28755, 811-
05626).

	e.	Deferred Variable Annuity Application (137098) (10-6-2008), incorporated herein by reference to Post-Effective Amendment No. 41 to a Registration Statement on Form N-4
for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on September 10, 2008 (File Nos. 333-28769, 811-
05626).

	f.	Deferred Variable Annuity Application (137098) (1/12/2009), incorporated herein by reference to Post-Effective Amendment No. 42 to a Registration Statement on Form N-4
for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 29, 2008 (File Nos. 333-28769, 811-
05626).

	g.	Deferred Variable Annuity Application (151279) (05-01-2009), incorporated herein by reference to Post-Effective Amendment No. 50 to a Registration Statement on Form N-4
for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 30, 2009 (File Nos. 333-28679, 811-
05626).

(6)	a.	Amendment to Articles of Incorporation Providing for the Name Change of Golden
American Life Insurance Company, dated (11/21/03), incorporated herein by reference to
Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA
Annuity and Life Insurance Company filed with the Securities and Exchange
Commission on April 9, 2007 (File No. 333-133076).

	b.	Amendment to Articles of Incorporation Providing for the Change in Purpose and Powers
of ING USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on
Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File No. 333-133076).

	c.	Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company,
dated (12/15/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance
Company filed with the Securities and Exchange Commission on April 9, 2007 (File No.
333-133076).

	d.	Resolution of the board of directors for Power of Attorney, dated 04/23/99, incorporated herein by reference to Post-Effective Amendment No. 12 to a Registration Statement on
Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 033-59261, 811-
05626).

	e.	Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into
GALIC and renamed ING USA Annuity and Life Insurance Company, dated 06/25/03, incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on February 13, 2004
(File Nos. 333-28679, 811-05626).

(7)		Not Applicable.

(8)	a.	Service Agreement by and between Golden American Life Insurance Company and
Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment
No. 28 to a Registration Statement on form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
May 1, 1998 (File Nos. 033-23351, 811-05626).

	b.	Asset Management Agreement between Golden American Life Insurance Company and
ING Investment Management LLC, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

c.	Participation Agreement by and between AIM Variable Insurance Funds, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

d.	Amendment to Participation Agreement by and between AIM Variable Insurance Funds,
Inc., Golden American Life Insurance Company and Directed Services, Inc.,
incorporated herein by reference to Post-Effective amendment No. 8 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2, 2005
(File Nos. 333-33914, 811-05626).

e.	Participation Agreement between Golden American Life Insurance Company, American
Funds Insurance Series and Capital Research and Management Company, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-6 for ReliaStar Life Insurance Company Select * Life Variable Account filed with the Securities and Exchange Commission on July 17, 2003 (File Number 333-
105319).

f.	Amendment No. 1 to the Business Agreement dated April 30, 2003, as amended on
January 1, 2008 by and among ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company, ING Life Insurance and Annuity Company,
ING America Equities, Inc., ING Financial Advisers, LLC, Directed Services LLC,
American Funds Distributors and Capital Research and Management Company,
incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6
Registration Statement of Security Life of Denver Insurance Company and its Security
Life Separate Account L1, File No. 333-153337, as filed on November 14, 2008.

g.	Fourth Amended and Restated Fund Participation Agreement entered into as of the 28th day of April, 2008, as amended among ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company of New York, ING Investors Trust, ING Investments,
LLC, ING Funds Distributor, LLC, American Funds Insurance Series and Capital
Research and Management Company, incorporated herein by reference to Post-Effective
Amendment No. 14 to a Registration Statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on December 29, 2008 (File Nos. 333-115515, 811-07935).

h.	Amendment No. 1 to the Fourth Amended and Restated Fund Participation Agreement
entered into as of the 28th day of April, 2008, as amended among ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company of New York, ING
Investors Trust, ING Investments, LLC, ING Investments Distributor, LLC, American
Funds Insurance Series and Capital Research and Management Company (effective
December 14, 2010), incorporated herein by reference to Post-Effective Amendment No.
55 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 6, 2011 (File Nos. 333-28679, 811-05626).

i.	Participation Agreement entered into as of the 15th day of September, 2008, as amended among ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Investors Trust, Directed Services, LLC, ING Funds
Distributor, LLC, American Funds Insurance Series and Capital Research and
Management Company, incorporated herein by reference to Post-Effective Amendment
No. 14 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company
of New York Separate Account NY-B filed with the Securities and Exchange
Commission on December 29, 2008 (File Nos. 333-115515, 811-07935).

j.	Participation Agreement by and between ING Investors Trust, Golden American Life
Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-
Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 21, 2005 (File Nos. 333-70600, 811-05626).

k.	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-
4 (File No. 033-75962), as filed on June 15, 2007.

l.	Participation Agreement by and between ING Variable Insurance Trust, Golden
American Life Insurance Company and ING Mutual Funds Management Co. LLC and
ING Funds Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

m.	Participation Agreement by and between Pilgrim Variable Products Trust, Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

n.	Amendment to Participation Agreement by and between ING Variable Products Trust,
Golden American Life Insurance Company, ING Investments, LLC and ING Funds
Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

o.	Participation Agreement by and between ING Variable Portfolios, Inc., Golden American
Life Insurance Company and Directed Services, Inc., incorporated herein by reference to
Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-05626).

p.	Participation Agreement by and between Portfolio Partners, Inc., Golden American Life
Insurance Company and Directed Services, Inc. incorporated herein by reference to Post-
Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-05626).

q.	Amendment to Participation Agreement by and between Portfolio Partners, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-
05626).

r.	Second Amendment to Participation Agreement by and between ING Partners, Inc.,
Golden American Life Insurance Company, ING Life Insurance and Annuity Company
and ING Financial Advisers, LLC, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

s.	Participation Agreement by and between Fidelity Distributors Corporation, Golden
American Life Insurance Company and Variable Insurance Products Funds, incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

t.	Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
Corporation, ING Partners, Inc., ING Life Insurance and Annuity Company, ING USA
Annuity and Life Insurance Company, ING Insurance Company of America, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York and Security
Life of Denver Insurance Company dated November 11, 2004, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4
for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-
05626).

u.	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

v.	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING USA
Annuity and Life Insurance Company, Variable Insurance Products Fund, Variable
Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance
Products Fund V and Fidelity Distributors Corporation, incorporated by reference to
Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No.
333-117260), as filed on October 23, 2007.

w.	Amended and Restated Participation Agreement as of December 30, 2005 by and among
Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment
No. 17 of a Registration Statement on Form N-4 for ReliaStar Life Insurance Company
Separate Account NY-B filed with the Securities and Exchange Commission on February
1, 2007 (File Nos. 333-85618, 811-07935).

x.	Participation Agreement between Golden American Life Insurance Company, INVESCO
Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO
Distributors, Inc. incorporated herein by reference to Post-Effective amendment No. 1 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 29, 2002 (File Nos. 333-63692, 811-05626).

y.	Participation Agreement by and between PIMCO Variable Insurance Trust, Golden
American Life Insurance Company and PIMCO Funds Distributors LLC, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 23, 2000 (File Nos. 333-33914, 811-
05626).

z.	Amendment to Participation Agreement by and between PIMCO Variable Insurance
Trust, Golden American Life Insurance Company and PIMCO Funds Distributors LLC,
incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2, 2005
(File Nos. 333-33914, 811-05626).

aa.	Participation Agreement by and between Pioneer Variable Contracts Trust, Golden
American Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer
Funds Distributor, Inc., incorporated herein by reference to Post-Effective Amendment
No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 26, 2002 (File Nos. 033-23351, 811-05626).

bb.	Participation Agreement by and between Liberty Variable Investment Trust, Golden
American Life Insurance Company, incorporated herein by reference to Post-Effective
Amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

cc.	Participation Agreement by and between PIMCO Variable Insurance Trust, Golden
American Life Insurance Company, incorporated herein by reference to Post-Effective
Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on June 24, 2000 (File Nos. 333-33914, 811-05626).

dd.	Amendment to Participation Agreement by and between PIMCO Variable Insurance
Trust, Golden American Life Insurance Company, incorporated herein by reference to
Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

ee.	Participation Agreement by and between Pioneer Variable Contracts Trust, Golden
American Life Insurance Company, incorporated herein by reference to Post-Effective
Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

ff.	Participation Agreement by and between ProFunds, Golden American Life Insurance
Company and ProFunds Advisors LLC, incorporated herein by reference to Post-
Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

gg.	Amendment to Participation Agreement by and between ProFunds, Golden American
Life Insurance Company and ProFunds Advisors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

hh.	Participation Agreement by and between Prudential Series Fund, Inc., Golden American
Life Insurance Company Prudential Insurance Company of America and Prudential
Investment Management Services LLC, incorporated herein by reference to Pre-Effective
Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on June 23, 2000 (File Nos. 333-33914, 811-05626).

ii.	Amendment to Participation Agreement by and between Prudential Series Fund, Inc.,
Golden American Life Insurance Company, Prudential Insurance Company of America
and Prudential Investment Management Services LLC, incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 15, 2000 (File Nos. 333-28679, 811-05626).

jj.	Amendment to Participation Agreement as of June 5, 2007 by and between Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, and Directed Services, LLC, incorporated herein by reference to Pre-Effective
Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on July 6, 2007 (File Nos. 333-139695, 811-07935).

kk.	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October
16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the
BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. incorporated by reference to Post-Effective Amendment No. 43 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on April 7, 2008 (File
Nos. 333-28755, 811-05626).

ll.	Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series
Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance
Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement
of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on
April 7, 2009; file No. 33-57244.

mm.	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the
Participation Agreement dated April 25, 2008, by and between BlackRock Variable
Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration
Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account,
filed on August 18, 2009; file No. 33-57244.

nn.	Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life
Insurance Company of New York, incorporated herein by reference to Post-Effective
Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance
Company and its Select*Life Separate Account, filed on April 7, 2009; file No. 33-
57244.

oo.	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to
Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Variable Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and
Life Insurance Company and ReliaStar Life Insurance Company of New York,
incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6
Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate
Account, filed on August 18, 2009; file No. 33-57244.

pp.	Participation Agreement among ING Investors Trust, Directed Services LLC, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company of New York,
DFA Investment Dimensions Group Inc. and Dimensional Fund Advisors LP dated April
29, 2010, incorporated by reference to Post-Effective Amendment No. 54 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on December
15, 2010 (File No. 333-28679, 811-05626).

	qq.	Amendment No. 1, dated as of September 20, 2010, to Participation Agreement among
ING Investors Trust, Directed Services LLC, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company of New York, DFA Investment
Dimensions Group Inc. and Dimensional Fund Advisors LP dated April 29, 2010, incorporated herein by reference to Post-Effective Amendment No. 54 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 15, 2010
(File Nos. 333-28679, 811-05626).

	rr.	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

	ss.	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Powers of Attorney, incorporated herein by reference to Post-Effective Amendment No.
58 filing of a registration statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 8, 2013 (File Nos. 333-28679, 811-05626).

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Michael S. Smith*	1475 Dunwoody Drive	President and Director
West Chester, PA 19380
Mary (Maliz) E. Beams*	One Orange Way	Director and Executive Vice
	Windsor, CT 06095-4774	President
Ewout L. Steenbergen*	230 Park Avenue	Director and Executive Vice
	New York, NY 10169	President, Finance
Donald W. Britton*	20 Washington Avenue South	Director
Minneapolis, MN 55401

Name	Principal Business Address	Position(s) with Depositor
Alain M. Karaoglan*	230 Park Avenue	Director
New York, NY 10169
Rodney O. Martin*	230 Park Avenue	Director
New York, NY 10169
Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Christina Hack*	1475 Dunwoody Drive	Senior Vice President and Chief
	West Chester, PA 19380	Financial Officer
Michael Gioffre	One Orange Way	Senior Vice President and Chief
	Windsor, CT 06095-4774	Compliance Officer
Megan Huddleston	One Orange Way	Senior Vice President and Secretary
Windsor, CT 06095
Patrick D. Lusk	1475 Dunwoody Drive	Senior Vice President and
	West Chester, PA 19380	Appointed Actuary
Diane McCarthy	1475 Dunwoody Drive	Senior Vice President, Finance
West Chester, PA 19380
David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Justin Smith	230 Park Avenue	Senior Vice President and Deputy
	New York, NY 10169	General Counsel
Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390
Christine Hurtsellers	5780 Powers Ferry Road	Senior Vice President
Atlanta, GA 30327-4390
Mark B. Kaye	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Gilbert E. Mathis	5780 Powers Ferry Road	Senior Vice President
Atlanta, GA 30327-4390

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney. ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

ING GROEP
U.S. Insurance Holdings

9-30-2013	ING GROEP N.V.
Non-Insurer (The Netherlands) No FEIN

ING U.S., Inc. (*1)
Non-Insurer (Delaware) 52-1222820

ING North America Insurance Corporation
Non-Insurer (Delaware) 52-1317217

ING Payroll Management, Inc.
Non-Insurer (Delaware) 52-2197204

ING Risk Management (Bermuda) Limited
Non-Insurer (Bermuda) No FEIN Assigned

Lion Connecticut Holdings Inc.
Non-Insurer (Connecticut) 02-0488491

IB Holdings LLC
Non-Insurer (Virginia) 41-1983894

The New Providence Insurance Company, Limited
Non-Insurer (Cayman Islands) 98-0161114
9/30/13

Page 1	ING Financial Partners, Inc.
Non-Insurer (Minnesota) 41-0945505

ING Investment Management LLC
Non-Insurer (Delaware) 58-2361003

ING Investment Management Co. LLC
Non-Insurer (Delaware) 06-0888148

ING Investment Management(Bermuda) Holdings Limited
Non-Insurer (Bermuda)

ING Investment Trust Co.
Non-Insurer (Connecticut) 06-1440627

ING Investment Management (UK) Limited
Non-Insurer (United Kingdom)

ING Investment Management Alternative Assets LLC
Non-Insurer (Delaware) 13-4038444

ING Alternative Asset Management LLC
Non-Insurer (Delaware) 13-3863170

ING Furman Selz Investments III LLC (*2)
Non-Insurer (Delaware) 13-4127836

ING Realty Group LLC
Non-Insurer (Delaware) 13-4003969

ING Pomona Holdings LLC
Non-Insurer (Delaware) 13-4152011

Pomona G. P. Holdings LLC (*3)
Non-Insurer (Delaware) 13-4150600

Pomona Management LLC
Non-Insurer (Delaware) 13-4149700

ING Alternative Asset Management Ireland Limited
Non-Insurer (Ireland)

ING Capital Corporation, LLC
Non-Insurer (Delaware) 86-1020892

ING Funds Services, LLC
Non-Insurer (Delaware) 86-1020893

ING Investments Distributor, LLC
Non-Insurer (Delaware) 03-0485744

ING Investments, LLC
Non-Insurer (Arizona) 03-0402099

ING Life Insurance and Annuity Company
Insurer (Connecticut) 71-0294708 NAIC 86509

9/30/13
Directed Services LLC
Non-Insurer (Delaware) 14-1984144
Page 2

ING Financial Advisers, LLC
Non-Insurer(Delaware) 06-1375177

ING National Trust
Non-Insurer (Minnesota) 41-1966125

Systematized Benefits Administrators, Inc.
Non-Insurer (Connecticut) 06-0889923

ING USA Annuity and Life Insurance Company
Insurer (Iowa) 41-0991508 NAIC 80942

ReliaStar Life Insurance Company
Insurer (Minnesota) 41-0451140 NAIC 67105

ReliaStar Life Insurance Company of New York
Insurer (New York) 53-0242530 NAIC 61360

Roaring River, LLC
Insurer (Missouri) 26-3355951 NAIC 13583

Roaring River II, LLC
Insurer (Missouri) 27-2278894 NAIC 14007

ING Institutional Plan Services, LLC
Non-Insurer (Delaware) 04-3516284

9/30/13
ING Investment Advisors, LLC
Non-Insurer (New Jersey) 22-1862786
Page 3

Australia Retirement Services Holding, LLC
Non-Insurer (Delaware) 26-0037599

ILICA Inc.
Non-Insurer (Connecticut) 06-1067464

ING International Nominee Holdings, Inc.
Non-Insurer (Connecticut) 06-0952776

AII 1, LLC
Non-Insurer (Connecticut) No tax id

AII 2, LLC
Non-Insurer (Connecticut) No tax id

AII 3, LLC
Non-Insurer (Connecticut) No tax id

AII 4, LLC
Non-Insurer (Connecticut) No tax id

ING Insurance Services, Inc.
Non-Insurer (Connecticut) 06-1465377

Langhorne I, LLC
Non-Insurer (Missouri) 46-1051195

Security Life Assignment Corp.
Non-Insurer (Colorado) 84-1437826

Security Life of Denver Insurance Company
Insurer (Colorado) 84-0499703 NAIC 68713

ING America Equities, Inc.
Non-Insurer (Colorado) 84-1251388

Midwestern United Life Insurance Company
Insurer (Indiana) 35-0838945 NAIC 66109

Whisperingwind III, LLC
Insurer (South Carolina) 35-2282787 NAIC 12984

Roaring River III Holding, LLC
Non-Insurer (Delaware) 45-4771241

Roaring River III, LLC
Insurer (Missouri) 80-0795318 NAIC 14416

Roaring River IV Holding, LLC
Non-Insurer (Delaware) No tax id

Roaring River IV, LLC
Non-Insurer (MO) No tax id

Security Life of Denver International Limited
Insurer (Cayman Islands) 98-0138339

Lion Custom Investments LLC
Non-Insurer (Delaware) 98-0138339

SLDI Georgia Holdings, Inc.
Non-Insurer (Georgia) 27-1108872

Lion II Custom Investments LLC
Non-Insurer (Delaware) 27-1108872

Rancho Mountain Properties, Inc.
Non-Insurer (Delaware) 27-2987157

IIPS of Florida, LLC	*1 - ING U.S., Inc. owned approximately 71% by ING Grpoep N.V. and
Non-Insurer (Florida)	approximately 29% by Public Shareholders.
*2 - ING Furman Selz Investments III LLC owned 95.81% by ING Investment
Management Alternative Assets LLC and 4.19% owned by Third Party
ING Financial Products Company, Inc.	Shareholder.
Non-Insurer (Delaware) 26-1956344
*3 - Pomona G. P. Holdings LLC owned 50% by ING Pomona Holdings LLC and 50% owned by Third Party Shareholder.

9/30/13

Page 4

ITEM 27: NUMBER OF CONTRACT OWNERS

As of November 29, 2013 there were 79,445 qualified contract owners and 38,638 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ING USA Annuity and Life Insurance Company shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA Annuity and Life Insurance Company as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA Annuity and Life Insurance Company may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA Annuity and Life Insurance Company in any capacity. The
Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Iowa, ING U.S., Inc. maintains Professional
Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING
U.S., Inc. and any company in which ING U.S., Inc. has a controlling financial interest of 50% or more.
These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of ING U.S., Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices liability and fidelity/crime (a/k/a “Financial Institutional Bond”).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the
Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a)In addition to the Registrant, Directed Services LLC serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company through its Separate Accounts A, B and EQ and Alger Separate Account A and ReliaStar Life Insurance Company of New York through its Separate
Account NY-B. Also, Directed Services LLC serves as investment advisor to ING Investors Trust and
ING Partners, Inc.

(b) The following information is furnished with respect to the principal officers and directors of Directed
Services LLC, the Registrant’s Distributor.

Name	Principal Business Address	Positions and Offices with Underwriter

Chad Tope	909 Locust Street	President and Director
Des Moines, IA 50309

Patrick J. Kennedy	One Orange Way	Director
Windsor, CT 06095

Richard E. Gelfand	1475 Dunwoody Drive	Chief Financial Officer
West Chester, PA 19380-1478

Shaun P. Mathews	One Orange Way	Executive Vice President
Windsor, CT 06095

Kimberly A. Anderson	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258

Stanley D. Vyner	230 Park Avenue, 13th Floor	Senior Vice President
New York, NY 10169

Michael J. Roland	7337 E Doubletree Ranch Road,	Investment Advisor Chief Compliance
	Scottsdale, AZ 85258	Officer and Senior Vice President

Regina Gordon	One Orange Way	Chief Compliance Officer
Windsor, CT 06095

Julius A. Drelick, III	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

Heather H. Hackett	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Jody Hrazanek	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Todd R. Modic	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

David S. Pendergrass	5780 Powers Ferry Road	Vice President and Treasurer
Atlanta, GA 30327-4390

Jason R. Rausch	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Steve Sedmak	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

May Tong	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Name	Principal Business Address		Positions and Offices with Underwriter

Paul L. Zemsky	230 Park Avenue, 13th Floor		Vice President
New York, NY 10169

Megan Huddleston	One Orange Way		Secretary
Windsor, CT 06095

Huey Falgout	7337 E Doubletree Ranch Road		Assistant Secretary
Scottsdale, AZ 85258

Tina M. Nelson	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

Melissa Ann O’Donnell	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

Jennifer Ogren	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

(c)
2012 Net
Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$207,972,770.50	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody
Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a “separate account” under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
ING USA Annuity and Life Insurance Company, Separate Account B, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities
Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be
signed on its behalf by the undersigned, duly authorized, in the City of West Chester, Commonwealth of Pennsylvania, on the 19th day of December, 2013.

SEPARATE ACCOUNT B
(Registrant)
By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)

By:	Michael S. Smith*
Michael S. Smith
President and Director (principal executive officer)

By:	/s/ Nicholas Morinigo
Nicholas Morinigo as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on December 19, 2013.

Signatures	Titles

Michael S. Smith*	President and Director
Michael S. Smith	(principal executive officer)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer
Steven T. Pierson

Christina Hack*	Senior Vice President and Chief Financial Officer
Christina Hack

Ewout L. Steenbergen*	Director
Ewout L. Steenbergen

Mary (Maliz) E. Beams*	Director
Mary (Maliz) E. Beams

Donald W. Britton*	Director
Donald W. Britton

Alain M. Karaoglan*	Director
Alain M. Karaoglan

Rodney O. Martin*	Director
Rodney O. Martin

By:	/s/ Nicholas Morinigo
Nicholas Morinigo as
Attorney-in-Fact

*Executed by Nicholas Morinigo on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX
ITEM	EXHIBIT	TYPE #
24(b)(9)	Opinion and Consent of Counsel	EX-99.B9
24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10